Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

Cost	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2021	8,420	1,452	1,519	18,054	3,852	33,297
Additions, net of transfers	1,424	—	92	183	6,723	8,422
Disposals	(323)	—	(282)	—	—	(605)
Reclassifications	2,211	—	—	248	(2,459)	—
Balance as of December 31, 2021	11,733	1,452	1,329	18,485	8,116	41,115
Additions, net of transfers	390	—	11	412	1,362	2,176
Disposals	(118)	—	—	—	(77)	(195)
Deconsolidation of subsidiaries	—	—	(58)	—	—	(58)
Reclassifications	1,336	58	137	5,067	(6,598)	—
Balance as of December 31, 2022	13,341	1,510	1,419	23,964	2,803	43,037

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2021	(3,965)	(454)	(1,287)	(4,815)	—	(10,520)
Depreciation	(1,973)	(208)	(174)	(1,991)	—	(4,346)
Disposals	251	—	271	—	—	522
Balance as of December 31, 2021	(5,686)	(663)	(1,190)	(6,806)	—	(14,344)
Depreciation	(2,082)	(212)	(107)	(3,444)	—	(5,845)
Disposals	57	—	—	—	—	57
Deconsolidation of subsidiaries	—	—	53	—	—	53
Balance as of December 31, 2022	(7,711)	(875)	(1,244)	(10,250)	—	(20,080)

Property and Equipment, net	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of December 31, 2021	6,047	790	139	11,679	8,116	26,771
Balance as of December 31, 2022	5,630	635	174	13,714	2,803	22,957
Depreciation of property and equipment is included in the General and administrative expenses and Research and development expenses line items in the Consolidated Statements of Comprehensive Income/(Loss). The Company recorded depreciation expense of $5.8 million, $4.3 million and $3.9 million for the years ended December 31, 2022, 2021 and 2020, respectively.